INVESTMENTS IN AND ADVANCES TO AFFILIATES (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	¥ 4,139	¥ 3,160
Affiliates
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in affiliates	3,825	2,882
Kyocera's trade receivables from affiliates	131	161
Kyocera's equity in earnings of affiliates	296	(228)	¥ (330)
Kyocera's sales to affiliates	¥ 273	¥ 303	¥ 200